Fees Summary	Oct. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,620,000
Total Fee Amount	2,402.94
Total Offset Amount	0
Net Fee	$ 2,402.94
Offset Table N/A	N/A